PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of parent company condensed balance sheets

	As of December 31,
	2023	2022
	US$	US$
ASSETS
Current assets
Cash	33,888	353,107
Amounts due from inter-companies	46,087	6,089
Prepayments and other current assets – third parties	1,687	—
Total current assets	81,662	359,196
Non-current assets
Investment securities – related parties	3,326	8,411
Total non-current assets	3,326	8,411
Total assets	84,988	367,607
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Convertible notes	20,277	—
Accrued expenses and other current liabilities – third parties	714	—
Total current liabilities	20,991	—
Non-current liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs	873,881	451,571
Put option liabilities	11,884	—
Total non-current liabilities	885,765	451,571
Total liabilities	906,756	451,571
Total mezzanine equity	383,530	368,409
Shareholders’ equity (deficit)
Ordinary Shares	21	21
Additional paid-in capital	358,187	403,103
Receivable from shareholders	—	(26,447)
Accumulated other comprehensive income	25,267	17,707
Accumulated deficit	(1,588,773)	(846,757)
Total shareholders’ deficit	(1,205,298)	(452,373)
Total liabilities, mezzanine equity and shareholders’ deficit	84,988	367,607

Schedule of parent company condensed statements of comprehensive loss

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Total operating expenses	(2,983)	(11,127)	(263)
Interest income	6,979	2,839	—
Interest expenses	—	—	—
Investment loss, net	(5,084)	(4,242)	—
Foreign currency exchange gains (losses), net	(171)	(13,068)	2,124
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	(616)	—	—
Changes in fair values of put option liabilities	(2,508)	—	—
Share of losses from subsidiaries and consolidated VIEs	(737,618)	(698,323)	(112,392)
Loss before income taxes	(742,001)	(723,921)	(110,531)
Income tax expense	—	—	—
Net loss	(742,001)	(723,921)	(110,531)
Other comprehensive income (loss):
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(8,650)	(893)	119
Foreign currency translation adjustment, net of nil income taxes	16,210	18,669	(843)
Total comprehensive loss	(734,441)	(706,145)	(111,255)

Schedule of parent company condensed statements of cash flows

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Net cash generated from (used in) operating activities	3,127	2,682	(997)
Net cash used in investing activities	(347,697)	(113,216)	—
Net cash provided by financing activities	27,163	392,053	82,076
Effect of exchange rate changes on cash	(1,812)	(10,161)	670
Net increase in cash	(319,219)	271,358	81,749
Cash at the beginning of the year	353,107	81,749	—
Cash at the end of the year	33,888	353,107	81,749